Document and Entity Information	Apr. 01, 2024
Cover [Abstract]
Entity Registrant Name	Callon Petroleum Co
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000928022
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity File Number	001-14039
Entity Tax Identification Number	64-0844345
Entity Address, Address Line One	One Briarlake Plaza
Entity Address, Address Line Two	2000 W. Sam Houston Parkway S.
Entity Address, Address Line Three	Suite 2000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(281)
Local Phone Number	589-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CPE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false